Equity - Items not reclassified: equity instruments (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 02, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains (losses)	€ 646	€ 773
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	955
Revaluation losses	(309)
Net revaluation gains (losses)	646
Fair value	2,766
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	31
Revaluation losses	(225)
Net revaluation gains (losses)	(194)
Fair value	511
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	147
Revaluation losses	(76)
Net revaluation gains (losses)	71
Fair value	560
International | United States
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	13
Net revaluation gains (losses)	13
Fair value	75
International | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	764
Revaluation losses	(8)
Net revaluation gains (losses)	756
Fair value	1,620
Listed
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	863
Revaluation losses	(24)
Net revaluation gains (losses)	839
Fair value	2,005
Unlisted
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	92
Revaluation losses	(285)
Net revaluation gains (losses)	(193)
Fair value	€ 761